UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23310

CC Real Estate Income Fund-C
(Exact name of registrant as specified in charter)

590 Madison Avenue 34th Floor New York, NY (Address of principal executive offices)	10022 (Zip code)

Kevin P. Traenkle
Chief Executive Officer and President
CC Real Estate Income Fund-C
590 Madison Avenue, 34th Floor
New York, NY 10022
(Name and address of agent for service)

Copy to:
Sandra Matrick Forman, Esq.
c/o CC Real Estate Income Fund-C
590 Madison Avenue, 34th Floor
New York, New York 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investment.

CC Real Estate Income Fund-C, formerly NorthStar Real Estate Capital Income Fund-C (the “Company” or the “Registrant”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, intends to invest substantially all of its assets in CC Real Estate Income Master Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company.

As of September 30, 2018, the Company invested $128,769 in the Fund, representing approximately 83.8% of the Company’s net assets and approximately 0.4% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets including interest), and dividing the result by the total number of its outstanding common shares.

As of September 30, 2018, the Company had $153,669 of net assets, 16,502 of common shares outstanding and a NAV per common share of $9.31.

CC Real Estate Income Fund-C
Notes to Unaudited Schedule of Investment
As of September 30, 2018

1. Business and Organization

CC Real Estate Income Fund-C, formerly NorthStar Real Estate Capital Income Fund-C (the “Company”) was organized as a Delaware statutory trust on September 20, 2017. The Company’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The Company intends to invest substantially all of its net assets in CC Real Estate Income Master Fund (the “Fund”). The Fund’s investment objective and strategies are substantially the same as the Company’s.

The Company commenced operations on January 30, 2018 when the Company’s registration statement was declared effective by the U.S. Securities and Exchange Commission (the “SEC”).

The Fund’s schedule of investments, which is attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction of the Company’s Schedule of Investments. At September 30, 2018, the Company held a 0.4% ownership interest in the Fund.

2. Basis of Presentation

The Company is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Company’s unaudited Schedule of Investment is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment in Master Fund

The Company’s investment in the Fund is recorded at fair value and is based upon the Company’s percentage ownership of the net assets of the Fund. The performance of the Company is directly affected by the performance of the Fund. See Note 3 to the Fund’s Notes to Unaudited Schedule of Investments for the determination of fair value of the Fund’s investments.

The Fund’s unaudited schedule of investments as of September 30, 2018 is set forth below:

CC Real Estate Income Master Fund
Unaudited Schedule of Investments
As of September 30, 2018

Security	Rate	Maturity Date	Face Amount	Amortized Cost(a)	Amortized Cost as a% of Face Amount	Fair Value
Commercial Mortgage-Backed Securities (“CMBS”) — 86.3%
Bank of America Commercial Mortgage Trust Series 2018-BN13, Class D	3.00%	08/15/2061	$1,500,000	$1,165,786	77.7%	$1,185,207	(b)
Bank of America Commercial Mortgage Trust Series 2018-BN11, Class D	3.00%	03/15/2061	1,900,000	1,480,008	77.9%	1,527,225	(b)
Bank of America Commercial Mortgage Trust Series 2017-BNK7, Class D	2.71%	09/15/2060	4,000,000	3,106,529	77.7%	3,150,224	(b)
Bank of America Commercial Mortgage Trust, Series 2017-C34, Class D	2.70%	11/15/2026	3,500,000	2,598,917	74.3%	2,616,077	(b)
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D	3.17%	09/15/2048	2,645,000	2,197,484	83.1%	2,213,115	(b)
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class D	3.00%	07/15/2049	80,000	60,330	75.4%	63,350	(b)
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%	02/15/2050	40,000	32,868	82.2%	33,348	(b)
CD Commercial Mortgage Trust, Series 2017-CD3, Class D	3.25%	02/10/2050	6,030,000	5,141,009	85.3%	5,103,449	(b)
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class D(c)	3.00%	08/15/2027	2,000,000	1,606,836	80.3%	1,597,579	(b)
COMM Mortgage Trust, Series 2014 UBS5, Class D	3.50%	09/10/2047	3,000,000	2,335,744	77.9%	2,436,826	(b)
COMM Mortgage Trust, Series 2014 UBS5, Class E	3.50%	09/10/2047	1,500,000	937,304	62.5%	953,993	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class D	3.50%	05/10/2049	116,000	97,076	83.7%	98,311	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class E	3.25%	05/10/2049	180,000	116,829	64.9%	121,240	(b)
GS Commercial Mortgage Trust, Series 2017-GS7, Class E(c)	3.00%	08/10/2050	2,000,000	1,662,071	83.1%	1,646,269	(b)
GS Mortgage Securities Trust, Series 2017-GS5, Class D	3.51%	03/10/2050	4,500,000	3,873,594	86.1%	3,685,146	(b)
JP Morgan Bank, Series 2016-C2, Class D(c)	3.40%	06/15/2049	1,800,000	1,492,534	82.9%	1,510,138	(b)
JP Morgan Bank, Series 2016-C4, Class D	3.22%	12/15/2049	1,900,000	1,517,713	79.9%	1,574,057	(b)
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class D	3.00%	03/15/2051	1,900,000	1,484,396	78.1%	1,507,141	(b)
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D	3.40%	03/15/2050	150,000	127,876	85.3%	126,157	(b)
Total Commercial Mortgage-Backed Securities (Amortized Cost $31,034,904)(a)						31,148,852

Short-Term Investment — 3.9%
U.S. Treasury Bill		10/04/2018	1,400,000	1,399,771	100.0%	1,399,763
Total Short-Term Investment (Amortized Cost $1,399,771)(a)						1,399,763

Common Stock — 8.4%
Spirit MTA Equity REIT (70,640 shares)						813,773
TriplePoint Venture Growth BDC Corp. (102,906 shares)						1,398,493
Zayo Group Holdings, Inc. (23,500 shares)(d)						815,920
Total Common Stock (Cost $3,014,513)(a)						3,028,186

Real Estate Investment Trusts (“REIT”) — 0.0%
Core Property Corp. (FKA“NS Capital Income Master Fund REIT, Inc.”)(d)(e)(f)						—
Total Real Estate Investment Trusts (Cost $100)(a)						—

TOTAL INVESTMENTS (Cost $35,449,288) — 98.6%						35,576,801
OTHER ASSETS AND LIABILITIES-NET — 1.4%(g)						495,248
NET ASSETS — 100.0%						$36,072,049

Shares Outstanding						5,861,651
Net Asset Value per Common Share						$6.15

See notes to unaudited schedule of investments.

CC Real Estate Income Master Fund
Unaudited Schedule of Investments (continued)
As of September 30, 2018

Futures Contracts

Issue	Expiration Date	Contracts Purchased (Sold)	Notional Value	Unrealized Appreciation
10 Year USD Deliverable Swap Futures	12/18/2018	(190)	$(19,000,000)	$135,502

Centrally Cleared Credit Default Swaps On Credit Indices—Sell Protection(h)

Reference Entity	Notional Value(i)	Termination Date	Periodic Payment Receive Rate†	Fair Value(j)	Upfront Premium Received/(Paid)	Unrealized Appreciation
Markit CMBX.NA.A.11	$(5,000,000)	11/18/2054	2.00%	$14,313	$3	$14,316

Reverse Repurchase Agreement

Counterparty	Interest Rate†	Trade Date	Termination Date	Principal Value	Principal Value Including Accrued Interest
Barclays Capital Inc.	3.22%	09/07/2018	10/05/2018	$3,235,400	$3,242,345

USD—U.S. Dollar.
_________________

(a)	Also represents cost for federal income tax purposes.
(b)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)	Position, or a portion thereof, has been pledged as collateral for a Reverse Repurchase Agreement.
(d)	Non-income producing security.
(e)
At September 30, 2018, the Master Fund owned more than 25% of the voting securities of Core Property Corp. (the “REIT Subsidiary”), thereby making the REIT Subsidiary a controlled affiliate, as defined by the 1940 Act, of the Master Fund. As of September 30, 2018, the REIT Subsidiary owned by the Master Fund (including investments in controlled affiliates) had no value.

(f)	Affiliated investment.
(g)	Includes the effect of futures contracts, centrally cleared credit default swaps on credit indices and reverse repurchase agreement.
(h)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(i)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See notes to unaudited schedule of investments.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments
As of September 30, 2018

1. Business and Organization

CC Real Estate Income Master Fund (the “Fund”), formerly NorthStar Real Estate Capital Income Master Fund was organized as a Delaware statutory trust on October 2, 2015. The Fund’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholder’s capital, with a secondary objective of capital appreciation.

2. Basis of Presentation

The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund’s unaudited Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2018:

	September 30, 2018(1)
	Cost(2)	Fair Value	Percentage of Portfolio
CMBS	$31,034,904	$31,148,852	87.6%
U.S. Treasury Bill	1,399,771	1,399,763	3.9%
Common Stock	3,014,513	3,028,186	8.5%
REIT Subsidiary(3)	100	—	—%
	$35,449,288	$35,576,801	100.0%
_________________

(1)	Does not include the effect of futures contracts, centrally cleared credit default swaps on credit indices and reverse repurchase agreement.

(2)	Cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

(3)	Represents the Master Fund’s investment in the REIT Subsidiary, which is classified as a Level 3 investment.

Under ASC Topic 820, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1:	observable inputs such as quoted prices in active markets;
Level 2:	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and
Level 3:	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments (continued)
As of September 30, 2018

As of September 30, 2018 the Master Fund’s investments were categorized as follows in the fair value hierarchy:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
CMBS	$—	$31,148,852	$—	$31,148,852
Common Stock	3,028,186	—	—	3,028,186
U.S. Treasury Bill	1,399,763	—	—	1,399,763
REIT Subsidiary(1)	—	—	—	—
	$4,427,949	$31,148,852	$—	$35,576,801

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts(2)	$135,502	$—	$—	$135,502
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(3)	—	14,316	—	14,316
Reverse Repurchase Agreement(4)	—	(3,242,345)	—	(3,242,345)
Total	$135,502	$(3,228,029)	$—	$(3,092,527)
_________________
(1)    Represents the Master Fund’s investment in the REIT Subsidiary, valued at $0 at September 30, 2018.
(2)    Futures contracts are reported at their unrealized appreciation at measurement date, which represents the change in the contract’s value from trade date.
(3)    Value includes premium received with respect to swap contracts.
(4)    Represents principal loan amount plus accrued interest expense payable.

There were no transfers between levels during the nine months ended September 30, 2018.

There were no purchases or sales of level three investments during the nine months ended September 30, 2018.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CC REAL ESTATE INCOME FUND-C

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
(Principal Executive Officer)
Date: November 20, 2018

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: November 20, 2018